ROPES & GRAY LLP One Metro Center 700 12th Street NW Suite 900 Washington, DC 20005-3948 WWW.ROPESGRAY.COM

Adam Lovell
December 13, 2018	(202) 508-4688
Adam.Lovell@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Energy and Tactical Credit Opportunities Fund
Registration Statement on Form N-2
(File Nos. 333-228041, 811-23390)

Ladies and Gentleman:

On behalf of PIMCO Energy and Tactical Credit Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing a Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), for the purpose of adding audited financial statements and to make certain other non-material changes to the Registration Statement on Form N-2 filed on December 12, 2018.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (202) 508-4688 or to Sarah Clinton at (617) 951-7375.

Sincerely,

/s/ Adam Lovell

Adam Lovell

cc:	Joshua D. Ratner, Esq.
Wu-Kwan Kit, Esq.
Sarah Clinton, Esq.
Nathan Briggs, Esq.